Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 11,019	$ (14,470)	$ (699)
Interest and finance costs, net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	0	187	(149)
Bunker swaps	11,191	(14,312)	1,122
Bunker put options	(172)	(271)	0
Bunker call options	$ 0	$ (74)	$ (1,672)